Share capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share capital
3.18 Share capital
Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects. Common shares held by the Company are classified as treasury stock and recorded as a reduction of shareholders’ equity.
20. Share capital
Eldorado’s authorized share capital consists of an unlimited number of voting common shares without par value.
On March 14, 2022, the Company completed a private placement of 442,700 common shares at a price of CDN $18.07 per share for proceeds of CDN $8,000 ($6,378), which will be used to fund continued exploration. On the same date, the Company also completed a private placement of 251,800 common shares at a price of CDN $15.88 per share for proceeds of CDN $4,000 ($3,189), which will be used to fund the Triangle deposit ramp development. The shares will qualify as flow-through shares for Canadian tax purposes and were issued at a premium of CDN $4.19 and CDN $2.00 per share, respectively, to the closing market price of the Company’s common shares at the date of issue. The premium of $1,880 was recognized in accounts payable and accrued liabilities and will be recognized in other income once required expenditures are incurred and related tax benefits are renounced.
In March 2022, the warrant holders of Eldorado Gold (Québec) Inc. (formerly QMX Gold Corporation) exercised 1,250,000 warrants that were issued and outstanding prior to the closing of the arrangement between the Company and QMX Gold Corporation on April 7, 2021, which resulted in the Company issuing 19,037 common shares in April 2022 in relation to this exercise. The remaining 500,000 warrants outstanding of Eldorado Gold (Québec) Inc. expired during the first quarter of 2022.
On March 30, 2021 the Company completed a private placement of 1,100,000 common shares at a price of CDN $16.00 per share for proceeds of CDN $17,600 ($13,930). The proceeds will be used to continue to fund the Lamaque decline project. The shares will qualify as flow-through shares for Canadian tax purposes and were issued at a premium of CDN $2.82 per share to the closing market price of the Company's common shares at the date of issue. The initial premium of $2,456 was recognized in accounts payable and accrued liabilities and is recognized in other income when the related tax benefits are renounced.

	2022		2021
Voting common shares	Number of Shares	Total	Number of Shares	Total
Balance at January 1,	182,673,118	$3,225,326	174,931,381	$3,144,644
Shares issued upon exercise of share options	885,750	4,438	339,540	1,738
Shares issued on redemption of performance share units	528,166	2,256	514,010	1,202
Estimated fair value of share options exercised transferred from contributed surplus	—	1,787	—	684
Shares issued on acquisition of subsidiary	—	—	5,788,187	65,647
Shares issued upon exercise of warrants	19,037	213	—	—
Flow-through and other shares issued, net of issuance costs and premium	694,500	7,624	1,100,000	11,411
Balance at December 31,	184,800,571	$3,241,644	182,673,118	$3,225,326